UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21877

Oppenheimer Rochester Arizona Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 6/29/2012

Item 1.	Schedule of Investments.

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—107.2%
Arizona—68.7%
$15,000	Apache County, AZ IDA (Tucson Electric Power Company)[1]	5.850%	03/01/2028	$15,033
10,000	Apache County, AZ IDA (Tucson Electric Power Company)[1]	5.875	03/01/2033	10,022
15,000	AZ Game & Fish Department (Administration Building)[1]	5.000	07/01/2032	15,626
25,000	AZ McAllister Academic Village (Arizona State University Hassayampa)[1]	5.250	07/01/2030	27,358
45,000	AZ Municipal Financing Program COP (Glendale)[1]	5.375	08/01/2030	45,158
1,050,000	AZ North Campus Facilities (Northern Arizona University)[1]	5.000	06/01/2036	1,092,956
25,000	AZ Pronghorn Ranch Community Facilities District	7.000	07/15/2027	25,027
500,000	AZ State University (Board of Regents)[1]	5.375	07/01/2031	577,220
170,000	AZ State University (West Campus Hsg.)	5.000	07/01/2030	170,658
1,000,000	AZ University Medical Center[1]	6.500	07/01/2039	1,143,880
250,000	Casa Grande, AZ IDA (Casa Grande Regional Medical Center)	7.000	12/01/2015	259,828
90,000	Casa Grande, AZ IDA (Casa Grande Regional Medical Center)	7.000	12/01/2017	92,949
300,000	Centerra, AZ Community Facilities District	5.150	07/15/2031	260,415
325,000	Centerra, AZ Community Facilities District	6.625	07/15/2032	328,767
5,146	Central AZ Irrigation & Drain District	6.000	06/01/2016	5,154
20,000	Cochise County, AZ IDA (Sierra Vista Community Hospital)	6.750	12/01/2026	20,034
660,000	Estrella Mountain Ranch, AZ Community Facilities District	6.125	07/15/2027	684,103
1,000,000	Estrella Mountain Ranch, AZ Community Facilities District	6.200	07/15/2032	1,028,670
514,000	Estrella Mountain Ranch, AZ Community Facilities District (Montecito Assessment District)	5.550	07/01/2022	510,109
452,000	Estrella Mountain Ranch, AZ Community Facilities District (Montecito Assessment District)	5.700	07/01/2027	436,971
500,000	Estrella Mountain Ranch, AZ Community Facilities District (Montecito Assessment District)	5.800	07/01/2032	472,330
85,000	Festival Ranch, AZ Community Facilities District	5.000	07/01/2026	75,910
85,000	Festival Ranch, AZ Community Facilities District	5.000	07/01/2032	71,257

1	Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
$195,000	Festival Ranch, AZ Community Facilities District[1]	5.300%	07/15/2031	$196,227
250,000	Festival Ranch, AZ Community Facilities District[1]	5.800	07/15/2032	257,300
75,000	Gila County, AZ IDA (Cobre Valley Community Hospital)	6.100	12/01/2025	75,033
200,000	Gilbert, AZ Improvement District No. 20[1]	5.100	01/01/2027	221,234
260,000	Gladden Farms, AZ Community Facilities District[1]	5.350	07/15/2027	264,875
500,000	Gladden Farms, AZ Community Facilities District[1]	5.450	07/15/2032	509,350
25,000	Gladden Farms, AZ Community Facilities District[1]	6.375	07/15/2025	25,625
1,000,000	Glendale, AZ IDA (Midwestern University)[1]	5.000	05/15/2035	1,050,060
75,000	Glendale, AZ Western Loop Public Facilities[1]	6.000	07/01/2023	80,023
80,000	Glendale, AZ Western Loop Public Facilities[1]	6.125	07/01/2027	85,061
500,000	Glendale, AZ Western Loop Public Facilities[1]	7.000	07/01/2028	541,140
1,000,000	Glendale, AZ Western Loop Public Facilities[1]	7.000	07/01/2033	1,082,280
845,000	Goodyear, AZ Community Facilities General District No. 1[1]	5.000	07/15/2019	846,986
500,000	Goodyear, AZ Community Facilities General District No. 1[1]	5.200	07/15/2025	500,895
115,000	Goodyear, AZ Community Facilities General District No. 1[1]	5.350	07/15/2028	117,476
300,000	Goodyear, AZ IDA Water & Sewer[1]	5.500	07/01/2041	336,762
225,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)	6.750	10/01/2031	225,142
15,000	Kingman, AZ Municipal Property Corp.[1]	5.000	07/01/2014	15,054
80,000	Maricopa County & Phoenix, AZ IDA (Single Family)[1]	5.800	07/01/2040	82,628
30,000	Maricopa County, AZ IDA (Chaparral City Water Company)	5.300	12/01/2022	30,029
285,000	Maricopa County, AZ IDA (Citizens Utilities Company)[1]	6.200	05/01/2030	284,991
1,025,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	05/01/2031	780,476
25,000	Maricopa County, AZ IDA (Whispering Palms Apartments)[1]	5.850	07/01/2019	24,247

2	Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
$220,000	Maricopa County, AZ IDA (Whispering Palms Apartments)[1]	5.900%	07/01/2029	$198,785
10,000	Maricopa County, AZ Pollution Control (El Paso Electric Company)[1]	7.250	02/01/2040	11,863
455,000	Marley Park, AZ Community Facilities District	6.000	07/15/2026	455,177
685,000	Marley Park, AZ Community Facilities District	6.100	07/15/2032	670,259
100,000	Marley Park, AZ Community Facilities District	7.000	07/15/2033	103,318
1,970,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien	7.400	07/15/2033	2,133,510
1,005,000	Merrill Ranch, AZ Community Facilities District No. 2[1]	6.250	07/15/2035	1,109,379
100,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.250	05/01/2015	109,561
1,840,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.500	05/01/2019	2,141,686
500,000	Palm Valley, AZ Community Facility District No. 3	5.800	07/15/2032	472,285
50,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)	5.350	07/15/2031	45,029
40,000	Phoenix, AZ Civic Improvement Corp. Airport, Series B1	5.250	07/01/2023	40,066
330,000	Phoenix, AZ Civic Improvement Corp. Airport, Series B1	5.250	07/01/2027	330,403
25,000	Phoenix, AZ Civic Improvement Corp. Airport, Series B1	5.250	07/01/2032	25,023
335,000	Phoenix, AZ IDA (Career Success Schools)[1]	6.125	01/01/2020	345,449
250,000	Phoenix, AZ IDA (Career Success Schools)[1]	7.000	01/01/2029	262,775
350,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	343,182
1,000,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.875	11/01/2037	609,940
250,000	Phoenix, AZ IDA (Great Hearts Academies)[1]	6.000	07/01/2032	262,768
100,000	Phoenix, AZ IDA (John C. Lincoln Hospital & Health Center)	5.500	12/01/2013	100,377
1,500,000	Phoenix, AZ IDA (Rowan University)[1]	5.250	06/01/2034	1,570,215
750,000	Phoenix-Mesa, AZ Gateway Airport Authority[1]	5.000	07/01/2038	768,098

3	Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
75,000	Pima County, AZ COP[1]	5.500	01/01/2013	75,267
165,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.500	07/01/2023	165,591
10,000	Pima County, AZ IDA (Arizona Charter School)[1]	6.750	07/01/2031	10,028
1,000,000	Pima County, AZ IDA (Center for Academic Success)[1]	5.500	07/01/2037	933,220
15,000	Pima County, AZ IDA (Charter Schools)[1]	6.375	07/01/2031	15,024
135,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	135,752
1,100,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.375	06/01/2036	1,108,635
135,000	Pima County, AZ IDA (Horizon Community Learning Center)[1]	5.250	06/01/2035	128,934
120,000	Pima County, AZ IDA (International Studies Academy)[1]	6.750	07/01/2031	120,331
275,000	Pima County, AZ IDA (Metro Police Facility)[1]	5.375	07/01/2039	296,249
500,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.100	06/01/2045	505,020
15,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.500	07/01/2033	10,154
500,000	Pima County, AZ IDA (Providence Day School)[1]	5.125	12/01/2040	489,360
125,000	Pima County, AZ IDA (Sonoran Science Academy)	5.750	12/01/2037	111,561
150,000	Pima County, AZ IDA (Tucson Country Day School)[1]	5.000	06/01/2037	133,019
100,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	6.375	09/01/2029	102,177
150,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	5.750	12/01/2032	155,229
500,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	6.550	12/01/2037	519,675
1,000,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	7.500	12/01/2038	1,087,830
250,000	Pinal County, AZ Electric District No. 3[1]	5.250	07/01/2036	271,760
393,000	Prescott Valley, AZ Southside Community Facilities District No. 1	7.250	07/01/2032	288,155
415,000	Quail Creek, AZ Community Facilities District	5.150	07/15/2016	426,035
1,500,000	Quailwood Meadows, AZ Community Facilities District	6.000	07/15/2022	1,514,265
1,500,000	Quailwood Meadows, AZ Community Facilities District	6.125	07/15/2029	1,514,970

4	Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
$600,000	Queen Creek, AZ Improvement District No. 1[1]	5.000%	01/01/2020	$608,172
1,000,000	Salt River, AZ Agricultural Improvement & Power District[1]	5.000	01/01/2039	1,099,720
1,160,000	Salt Verde, AZ Financial Corp.[1]	5.250	12/01/2028	1,235,516
300,000	Scottsdale, AZ IDA (SHH/SHC/SHRC/SCIC Obligated Group)[1]	5.250	09/01/2030	303,807
1,000,000	Show Low Bluff, AZ Community Facilities District	5.600	07/01/2031	863,490
435,000	Show Low Bluff, AZ Community Facilities District	5.875	07/15/2032	414,577
2,000,000	Tartesso West, AZ Community Facilities District	5.900	07/15/2032	1,911,760
55,000	Tempe, AZ IDA (Arizona State University Foundation)	5.000	07/01/2019	56,076
650,000	Tempe, AZ IDA (Tempe Life Care Village)	6.000	12/01/2032	682,884
650,000	Tempe, AZ IDA (Tempe Life Care Village)	6.250	12/01/2046	687,154
55,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.000	01/01/2039	56,014
5,000	Tucson, AZ Improvement District (Civano Neighborhood Phase 1)[1]	5.000	01/01/2015	5,017
15,000	Tucson, AZ Improvement District (Civano Neighborhood Phase 1)[1]	5.000	01/01/2018	15,043
500,000	Tucson, AZ Water[1]	5.000	07/01/2032	563,060
50,000	University Arizona Medical Center Corp. (University Medical Center)[1]	5.000	07/01/2033	50,661
225,000	Verrado, AZ Community Facilities District No. 1	6.500	07/15/2027	226,024
10,000	Via Linda, AZ Road Community Facilities District Scottsdale	5.650	07/15/2018	10,006
225,000	Vistancia, AZ Community Facilities District[1]	6.750	07/15/2022	225,619
975,000	Westpark, AZ Community Facilities District	5.250	07/15/2031	867,282
180,000	Westpark, AZ Community Facilities District	5.300	07/15/2022	175,216
1,535,000	Westpark, AZ Community Facilities District	5.450	07/15/2032	1,389,182
2,250,000	Yavapai County, AZ IDA (Yavapai Regional Medical Center)[1]	6.000	08/01/2033	2,358,653
300,000	Yuma County, AZ IDA (Water & Sewer)	6.375	12/01/2037	296,043
80,000	Yuma County, AZ IDA (Water & Sewer)	6.500	12/01/2017	81,034

				51,411,728

5	Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
U.S. Possessions—38.5%
$200,000	Guam GO1	6.750%	11/15/2029	$222,010
300,000	Guam GO1	7.000	11/15/2039	334,659
1,000,000	Guam Government Business Privilege[1]	5.000	01/01/2037	1,069,850
250,000	Guam Government Business Privilege[1]	5.250	01/01/2036	274,198
200,000	Guam Power Authority, Series A1	5.500	10/01/2030	209,434
6,778,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	11.0022	06/01/2057	156,301
1,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250	07/01/2042	1,494,375
1,905,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	1,904,886
315,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	314,975
37,000,000	Puerto Rico Children’s Trust Fund (TASC)	8.4382	05/15/2055	1,017,130
1,000,000	Puerto Rico Commonwealth GO1	5.750	07/01/2036	1,052,740
445,000	Puerto Rico Commonwealth GO1	5.750	07/01/2041	472,772
750,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	844,793
750,000	Puerto Rico Commonwealth GO1	6.500	07/01/2040	863,963
750,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2026	808,358
750,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	785,130
90,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600	10/01/2014	92,831
400,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250	10/01/2024	420,748
1,165,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500	10/01/2037	1,208,827
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2027	100,761
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125	04/01/2032	100,335
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	04/01/2042	100,406
500,000	Puerto Rico Port Authority (American Airlines), Series A3	6.250	06/01/2026	307,180
750,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2042	746,070
500,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2031	590,760
1,050,000	Puerto Rico Public Buildings Authority[1]	6.750	07/01/2036	1,230,149

6	Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
1,000,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	1,068,880
9,500,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.250	08/01/2057	9,943,080
250,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	292,863
500,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.750	08/01/2057	550,580
235,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021	230,044

				28,809,088
Total Investments, at Value (Cost $78,303,947)-107.2%				80,220,816
Liabilities in Excess of Other Assets-(7.2)				(5,360,874)

Net Assets-100.0%				$74,859,942

Footnotes to Statement of Investments

*	June 29, 2012 represents the last business day of the Fund’s quarterly period. See accompanying Notes.

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Zero coupon bond reflects effective yield on the date of purchase.
3.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
4.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

COP	Certificates of Participation
GO	General Obligation
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs	Residual Option Longs
SCIC	Scottsdale Captive Insurance Company
SHC	Scottsdale Healthcare Corp.
SHH	Scottsdale Healthcare Hospitals
SHRC	Scottsdale Healthcare Realty Corp.
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

Notes to Statement of Investments

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term

7	Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses

8	Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities

9	Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of June 29, 2012, the Fund’s maximum exposure under such agreements is estimated at $5,000,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At June 29, 2012, municipal bond holdings with a value of $10,493,660 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $5,000,000 in short-term floating rate securities issued and outstanding at that date.

10	Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

At June 29, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$ 250,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	10.972%	8/1/57	$300,580
4,750,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	9.955	8/1/57	5,193,080

				$5,493,660

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $5,000,000 as of June 29, 2012.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 29, 2012 is as follows:

Cost	$362,653
Market Value	$307,180
Market Value as a % of Net Assets	0.41%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

11	Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at

12	Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

13	Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 29, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Arizona	$—	$51,411,728	$—	$51,411,728
U.S. Possessions	—	28,809,088	—	28,809,088

Total Assets	$—	$80,220,816	$—	$80,220,816

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

14	Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 29, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$73,233,808	[1]

Gross unrealized appreciation	$3,337,286
Gross unrealized depreciation	(1,420,417)

Net unrealized appreciation	$1,916,869

1.	The Federal tax cost of securities does not include cost of $5,070,139, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

15	Oppenheimer Rochester Arizona Municipal Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/29/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Arizona Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	8/9/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	8/9/2012